Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 10,016	$ 11,412
Share-based payments	5,323	2,920
Key management personnel compensation	$ 15,339	$ 14,332